OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 7,165.5	$ 5,780.2	$ 5,397.7	$ 5,397.7
Liabilities	4,755.5	3,482.7	$ 3,385.4	$ 3,385.4
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Assets	4,373.0	3,072.8
Liabilities	1,098.3	1,031.0
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Assets	1,627.2	1,414.0
Liabilities	595.2	469.8
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	271.6	253.5
Liabilities	48.8	42.0
Unallocated amounts
Disclosure of operating segments [line items]
Assets	893.7	1,039.9
Liabilities	$ 3,013.2	$ 1,939.9